SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated property, plant and equipment

Depreciation is calculated over the estimated useful lives of the assets, as follows:

Leasehold improvements	Shorter of asset life and term of lease	Straight-line
Furniture and fixtures	5 years	Straight-line
Medical and laboratory equipment	5 years	Straight-line
Computer equipment	3 years	Straight-line
Construction in progress	No term	Not amortized

Schedule of finite life intangible assets

Field Trip Health website	4 years	Straight-line
Field Trip Health Portal	4 years	Straight-line
Trip App	4 years	Straight-line
Software in progress	No term	Not Amortized

Schedule of financial instruments

The Company has classified its financial instruments as follows:

Financial instrument	Classification
Assets
Cash and cash equivalents	Amortized cost
Funds held in trust	Amortized cost
Restricted cash	Amortized cost
Short-term investments	Amortized cost
Accounts receivable (excluding sales tax receivable)	Amortized cost
Shareholder loan receivable	Amortized cost

Liabilities
Accounts payable and accrued liabilities	Amortized cost
Loan payable	Amortized cost